Investment Securities (Investments By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014 Securities	Mar. 31, 2014 Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 12,912,069	¥ 12,622,044
Available-for-sale securities, Gross unrealized losses, Less than 12 months	9,895	61,873
Available-for-sale securities, Fair value, 12 months or more	1,156,335	245,607
Available-for-sale securities, Gross unrealized losses, 12 months or more	24,646	8,850
Available-for-sale securities, Fair value	14,068,404	12,867,651
Available-for-sale securities, Gross unrealized losses	34,541	70,723
Available-for-sale securities, Number of securities	1,393	1,802
Held-to-maturity securities, Fair value, Less than 12 months	662,401	1,015,987
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	2,302	10,599
Held-to-maturity securities, Fair value, 12 months or more	427,148	57,226
Held-to-maturity securities, Gross unrealized losses, 12 months or more	1,551	366
Held-to-maturity securities, Fair value	1,089,549	1,073,213
Held-to-maturity securities, Gross unrealized losses	3,853	10,965
Held-to-maturity securities, Number of securities	223	248
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	12,033,434	10,469,832
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,023	1,122
Available-for-sale securities, Fair value	12,033,434	10,469,832
Available-for-sale securities, Gross unrealized losses	1,023	1,122
Available-for-sale securities, Number of securities	38	49
Held-to-maturity securities, Fair value, Less than 12 months	99,810
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	9
Held-to-maturity securities, Fair value	99,810
Held-to-maturity securities, Gross unrealized losses	9
Held-to-maturity securities, Number of securities	1
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	3,086	12,555
Available-for-sale securities, Gross unrealized losses, Less than 12 months	4	24
Available-for-sale securities, Fair value	3,086	12,555
Available-for-sale securities, Gross unrealized losses	4	24
Available-for-sale securities, Number of securities	2	6
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	428,109	527,706
Available-for-sale securities, Gross unrealized losses, Less than 12 months	4,557	9,084
Available-for-sale securities, Fair value, 12 months or more	199,582	110,015
Available-for-sale securities, Gross unrealized losses, 12 months or more	4,306	5,136
Available-for-sale securities, Fair value	627,691	637,721
Available-for-sale securities, Gross unrealized losses	8,863	14,220
Available-for-sale securities, Number of securities	132	150
Held-to-maturity securities, Fair value, Less than 12 months	15,144
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	51
Held-to-maturity securities, Fair value	15,144
Held-to-maturity securities, Gross unrealized losses	51
Held-to-maturity securities, Number of securities	2
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	126,050	136,296
Available-for-sale securities, Gross unrealized losses, Less than 12 months	738	709
Available-for-sale securities, Fair value, 12 months or more	14,060	29,242
Available-for-sale securities, Gross unrealized losses, 12 months or more	66	108
Available-for-sale securities, Fair value	140,110	165,538
Available-for-sale securities, Gross unrealized losses	804	817
Available-for-sale securities, Number of securities	535	815
Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	48,242	904,239
Available-for-sale securities, Gross unrealized losses, Less than 12 months	167	31,094
Available-for-sale securities, Fair value, 12 months or more	738,701	28,406
Available-for-sale securities, Gross unrealized losses, 12 months or more	12,912	620
Available-for-sale securities, Fair value	786,943	932,645
Available-for-sale securities, Gross unrealized losses	13,079	31,714
Available-for-sale securities, Number of securities	369	431
Held-to-maturity securities, Fair value, Less than 12 months	50,313	408,244
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	260	7,187
Held-to-maturity securities, Fair value, 12 months or more	279,581	5,681
Held-to-maturity securities, Gross unrealized losses, 12 months or more	1,123	117
Held-to-maturity securities, Fair value	329,894	413,925
Held-to-maturity securities, Gross unrealized losses	1,383	7,304
Held-to-maturity securities, Number of securities	171	198
Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	11,684	135,014
Available-for-sale securities, Gross unrealized losses, Less than 12 months	14	8,427
Available-for-sale securities, Fair value, 12 months or more	96,791	8,235
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,737	943
Available-for-sale securities, Fair value	108,475	143,249
Available-for-sale securities, Gross unrealized losses	2,751	9,370
Available-for-sale securities, Number of securities	126	155
Held-to-maturity securities, Fair value, Less than 12 months	14,788	107,048
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	120	1,033
Held-to-maturity securities, Fair value, 12 months or more	147,567	51,545
Held-to-maturity securities, Gross unrealized losses, 12 months or more	428	249
Held-to-maturity securities, Fair value	162,355	158,593
Held-to-maturity securities, Gross unrealized losses	548	1,282
Held-to-maturity securities, Number of securities	29	28
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	202,450	213,683
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,982	5,518
Available-for-sale securities, Fair value, 12 months or more	32,922	1,078
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,778	29
Available-for-sale securities, Fair value	235,372	214,761
Available-for-sale securities, Gross unrealized losses	4,760	5,547
Available-for-sale securities, Number of securities	112	103
Held-to-maturity securities, Fair value, Less than 12 months	482,346	500,695
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	1,862	2,379
Held-to-maturity securities, Fair value	482,346	500,695
Held-to-maturity securities, Gross unrealized losses	1,862	2,379
Held-to-maturity securities, Number of securities	20	22
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	29,823	46,835
Available-for-sale securities, Gross unrealized losses, Less than 12 months	607	1,203
Available-for-sale securities, Fair value, 12 months or more	73,856	68,630
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,809	1,996
Available-for-sale securities, Fair value	103,679	115,465
Available-for-sale securities, Gross unrealized losses	2,416	3,199
Available-for-sale securities, Number of securities	40	51
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	29,191	175,884
Available-for-sale securities, Gross unrealized losses, Less than 12 months	803	4,692
Available-for-sale securities, Fair value, 12 months or more	423	1
Available-for-sale securities, Gross unrealized losses, 12 months or more	38	18
Available-for-sale securities, Fair value	29,614	175,885
Available-for-sale securities, Gross unrealized losses	¥ 841	¥ 4,710
Available-for-sale securities, Number of securities	39	42